UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Capital Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 to April 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2009
(unaudited)

■  CREDIT SUISSE
  LARGE CAP VALUE FUND

■  CREDIT SUISSE
  SMALL CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report
April 30, 2009 (unaudited)

June 2, 2009

Dear Shareholder:

Performance Summary
11/01/08 – 04/30/09

Fund and Benchmark	Performance
Common Class[1]	(6.44)%
Advisor Class[1]	(6.78)%
Class A1,2	(6.56)%
Class B1,2	(6.99)%
Class C1,2	(6.94)%
Russell 1000® Value Index[3]	(13.27)%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Signs of a beginning recovery

The six-month period ended April 30, 2009, was a hopeful one for equities. April saw an overall rally in the performance of markets across the globe. For instance, the S&P 500 Total Return Index increased by 9.57%, bringing the six month performance to -8.53%.

The Dow Jones Industrial Average increased by 7.56% in April, ending the six-month period at -10.78%. Looking at large caps, the Russell 1000 Value Index gained 10.71% to return -13.27% for the period.

As of month end, the target Federal Funds rate was being maintained at 0.00% - 0.25%, while the discount rate stood at 0.50%. Additionally, the Consumer Confidence Index was at 39.2 as of April 28, up from 26.9 in March. Further, the labor market continued to weaken, with non-farm payrolls falling by 539,000 jobs in April across nearly all major private-sector industries, while the household unemployment rate rose to 8.9%. Nine out of ten sectors within the S&P 500 posted positive returns, with financials as the biggest winner, gaining 22.17%. In contrast, the health care sector was down 0.89%.

On May 5, 2009, Federal Reserve Chairman Ben S. Bernanke provided a guardedly optimistic assessment of the state of the economy and advised a joint congressional economic committee that the economy appears to be on track for a recovery. On the other hand, this recovery is expected to be slow and unemployment is expected to continue to rise in the near term.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Strategic Review and Outlook: We are maintaining a long-term approach

For the semiannual period ending April 30, 2009, the Fund's Common class shares outperformed the Russell 1000 Value Index by 6.83% (net of fees). The largest positive contributors to performance included information technology (due to sector weighting), telecomm services (due to stock selection), and industrials and consumer discretionary. And, although financials has been the strongest sector for the six-month period due to stock selection, sector allocation in financials actually detracted from Fund performance. The main detractors from performance included telecomm services, health care, and utilities — all due to sector weightings.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment strategy going forward.

Jordan Low
Portfolio Manager

The value of investments generally will fluctuate in response to market movements and the Fund's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(37.47)%	(3.88)%	—	(1.08)%	08/01/00
Advisor Class	(37.76)%	(4.32)%	—	(1.60)%	06/06/03
Class A Without Sales Charge	(37.62)%	(4.11)%	(0.59)%	—
Class A With Maximum Sales Charge	(41.20)%	(5.25)%	(1.18)%	—
Class B Without CDSC	(38.13)%	(4.85)%	(1.33)%	—	02/28/96
Class B With CDSC	(40.58)%	(4.85)%	(1.33)%	—	02/28/96
Class C Without CDSC	(38.10)%	(4.85)%	—	(1.21)%	02/28/00
Class C With CDSC	(38.71)%	(4.85)%	—	(1.21)%	02/28/00

Average Annual Returns as of April 30, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(32.78)%	(1.42)%	—	0.21%	08/01/00
Advisor Class	(33.10)%	(1.89)%	—	0.28%	06/06/03
Class A Without Sales Charge	(32.92)%	(1.66)%	(0.03)%	—
Class A With Maximum Sales Charge	(36.76)%	(2.82)%	(0.63)%	—
Class B Without CDSC	(33.48)%	(2.42)%	(0.78)%	—	02/28/96
Class B With CDSC	(36.11)%	(2.42)%	(0.78)%	—	02/28/96
Class C Without CDSC	(33.41)%	(2.41)%	—	0.01%	02/28/00
Class C With CDSC	(34.06)%	(2.41)%	—	0.01%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.26% for Common Class shares, 1.77% for Advisor Class shares, 1.52% for Class A shares, 2.27% for Class B shares and 2.27% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.05% for Common Class shares, 1.55% for Advisor Class shares, 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was (11.96)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was (10.68)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (7.86)%.

3  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$935.60	$932.20	$934.40	$930.10	$930.60
Expenses Paid per $1,000*	$5.04	$7.43	$6.24	$9.81	$9.81
Hypothetical 5% Fund Return
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,019.59	$1,017.11	$1,018.35	$1,014.63	$1,014.63
Expenses Paid per $1,000*	$5.26	$7.75	$6.51	$10.24	$10.24
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.05%	1.55%	1.30%	2.05%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Value Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report
April 30, 2009 (unaudited)

June 2, 2009

Dear Shareholder:

Performance Summary
11/01/08 – 04/30/09

Fund and Benchmark	Performance
Common Class[1]	(11.12)%
Class A1,2	(11.10)%
Class B1,2	(11.44)%
Class C1,2	(11.41)%
Standard & Poor's SmallCap 600 Index[3]	(8.47)%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Signs of a beginning recovery

The six-month period ended April 30, 2009, was a hopeful one for equities. April saw an overall rally in the performance of markets across the globe. For instance, the S&P 500 Total Return Index increased by 9.57%, bringing the six month performance to -8.53%.

The Dow Jones Industrial Average increased by 7.56% in April, ending the six-month period at -10.78%. Looking at small caps, the S&P 600 Index gained 17.45%, bringing the six month return to -8.47%.

As of month end, the target Federal Funds rate was being maintained at 0.00% - 0.25%, while the discount rate stood at 0.50%. Additionally, the Consumer Confidence Index was at 39.2 as of April 28, up from 26.9 in March. Further, the labor market continued to weaken, with non-farm payrolls falling by 539,000 jobs in April across nearly all major private-sector industries, while the household unemployment rate rose to 8.9%. Nine out of ten sectors within the S&P 500 posted positive returns, with financials as the biggest winner, gaining 22.17%. In contrast, the health care sector was down 0.89%.

On May 5, 2009, Federal Reserve Chairman Ben S. Bernanke provided a guardedly optimistic assessment of the state of the economy and advised a joint congressional economic committee that the economy appears to be on track for a recovery. On the other hand, this recovery is expected to be slow and unemployment is expected to continue to rise in the near term.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Strategic Review and Outlook: We are maintaining a long-term approach

For the semiannual period ending April 30, 2009, the Fund underperformed the S&P 600 Index. November's performance in particular was hurt by the hedge fund unwind. By nature, small cap stocks are less liquid and more risky than other asset classes. Add to this the continued liquidation of numerous funds and hedge funds in the beginning of the fourth quarter, and the result is increased volatility in the small cap space. As hedge funds tend to have more investments in small caps relative to index weights, when they are forced to unwind, the sell off of small caps causes a depression in prices. Overall, the main positive contributors to performance included industrials and financials (both due to stock selection and sector weightings), and utilities (due to stock selection). Conversely, energy, consumer discretionary, and health care all detracted from performance due to stock selection and sector weightings.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment strategy going forward.

Jordan Low
Portfolio Manager

Because of the nature of the Fund's investments in special-situation, start-up and other small companies, an investment in the Fund may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(38.49)%	(5.21)%	—	1.99%	08/01/00
Class A Without Sales Charge	(38.40)%	(5.18)%	4.14%	—
Class A With Maximum Sales Charge	(41.93)%	(6.29)%	3.52%	—
Class B Without CDSC	(38.89)%	(5.90)%	3.36%	—	02/28/96
Class B With CDSC	(41.33)%	(5.90)%	3.36%	—	02/28/96
Class C Without CDSC	(38.94)%	(5.92)%	—	2.71%	02/28/00
Class C With CDSC	(39.55)%	(5.92)%	—	2.71%	02/28/00

Average Annual Returns as of April 30, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(32.52)%	(2.27)%	—	3.64%	08/01/00
Class A Without Sales Charge	(32.47)%	(2.25)%	4.71%	—
Class A With Maximum Sales Charge	(36.36)%	(3.41)%	4.09%	—
Class B Without CDSC	(33.02)%	(2.99)%	3.93%	—	02/28/96
Class B With CDSC	(35.70)%	(2.99)%	3.93%	—	02/28/96
Class C Without CDSC	(32.95)%	(2.99)%	—	4.28%	02/28/00
Class C With CDSC	(33.62)%	(2.99)%	—	4.28%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.98% for Common Class shares, 1.97% for Class A shares, 2.73% for Class B shares and 2.73% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.55% for Common Class shares, 1.55% for Class A shares, 2.30% for Class B shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was (16.22)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was (14.98)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (12.30)%.

3  The Standard & Poor's SmallCap 600® Index is an unmanaged market weighted index of 600 U.S. stocks selected on the basis of capitalization, liquidity and industry group representation. It is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$888.80	$889.00	$885.60	$885.90
Expenses Paid per $1,000*	$7.26	$7.26	$10.75	$10.75
Hypothetical 5% Fund Return
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,017.11	$1,017.11	$1,013.39	$1,013.39
Expenses Paid per $1,000*	$7.75	$7.75	$11.48	$11.48
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.55%	1.55%	2.30%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Small Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Value Fund
Schedule of Investments
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.0%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*	600	$47,790
Cubic Corp.	51	1,464
General Dynamics Corp.	13,000	671,710
ITT Corp.	1,400	57,414
L-3 Communications Holdings, Inc.	900	68,535
Lockheed Martin Corp.	2,400	188,472
Northrop Grumman Corp.	9,500	459,325
Raytheon Co.	9,500	429,685
Spirit AeroSystems Holdings, Inc. Class A*	3,500	44,625
The Boeing Co.	100	4,005
United Technologies Corp.	14,200	693,528
		2,666,553
Air Freight & Logistics (0.4%)
FedEx Corp.	10,600	593,176
UTI Worldwide, Inc.*	300	4,038
		597,214
Airlines (0.1%)
AMR Corp.*	1,500	7,140
Continental Airlines, Inc. Class B*	4,200	44,184
Copa Holdings SA Class A	100	3,065
Delta Air Lines, Inc.*	15,300	94,401
Southwest Airlines Co.	400	2,792
		151,582
Auto Components (0.1%)
Autoliv, Inc.	1,500	37,005
Federal-Mogul Corp.*	700	7,770
Johnson Controls, Inc.	200	3,802
The Goodyear Tire & Rubber Co.*	900	9,891
TRW Automotive Holdings Corp.*	1,700	14,654
		73,122
Automobiles (0.1%)
Ford Motor Co.*	25,500	152,490
Harley-Davidson, Inc.	100	2,216
Thor Industries, Inc.	600	13,794
		168,500
Beverages (0.3%)
Constellation Brands, Inc. Class A*	6,300	73,017
Dr. Pepper Snapple Group, Inc.*	6,500	134,615
Molson Coors Brewing Co. Class B	100	3,825
PepsiCo, Inc.	3,200	159,232
The Coca-Cola Co.	100	4,305
The Pepsi Bottling Group, Inc.	100	3,127
		378,121

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology (1.3%)
Amgen, Inc.*	34,700	$1,681,909
Biogen Idec, Inc.*	500	24,170
		1,706,079
Building Products (0.0%)
Armstrong World Industries, Inc.*	600	10,908
Masco Corp.	1,300	11,518
Owens Corning, Inc.*	600	10,740
USG Corp.*	200	2,972
		36,138
Capital Markets (3.7%)
American Capital, Ltd.	7,200	22,248
Ameriprise Financial, Inc.	7,500	197,625
Bank of New York Mellon Corp.	38,800	988,624
E*TRADE Financial Corp.*	3,900	5,577
Franklin Resources, Inc.	4,600	278,208
Invesco, Ltd.	11,500	169,280
Investment Technology Group, Inc.*	12,600	287,028
Jefferies Group, Inc.	3,700	72,409
MF Global, Ltd.*	600	3,660
Morgan Stanley	33,100	782,484
Northern Trust Corp.	800	43,488
Raymond James Financial, Inc.	3,200	50,208
State Street Corp.	10,700	365,191
The Goldman Sachs Group, Inc.	13,400	1,721,900
		4,987,930
Chemicals (0.8%)
Cabot Corp.	1,200	17,520
Celanese Corp. Series A	600	12,504
Cytec Industries, Inc.	1,600	31,776
E.I. du Pont de Nemours & Co.	100	2,790
Eastman Chemical Co.	2,556	101,422
FMC Corp.	1,500	73,095
Huntsman Corp.	1,600	8,576
Intrepid Potash, Inc.*	400	9,876
Nalco Holding Co.	200	3,264
PPG Industries, Inc.	2,000	88,100
Praxair, Inc.	100	7,461
RPM International, Inc.	4,300	59,426
The Dow Chemical Co.	31,500	504,000
The Lubrizol Corp.	2,300	99,406
The Mosaic Co.	600	24,270
The Valspar Corp.	1,000	24,000
		1,067,486

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Banks (4.1%)
BancorpSouth, Inc.	400	$9,300
Bank of Hawaii Corp.	1,600	56,224
BB&T Corp.	18,600	434,124
BOK Financial Corp.	700	26,362
CapitalSource, Inc.	7,300	22,557
City National Corp.	1,300	47,580
Comerica, Inc.	900	18,882
Cullen/Frost Bankers, Inc.	1,900	89,471
Fifth Third Bancorp	4,500	18,450
First Citizens BancShares, Inc. Class A	170	20,344
Fulton Financial Corp.	5,884	38,893
KeyCorp	100	615
M&T Bank Corp.	800	41,960
PNC Financial Services Group, Inc.	14,400	571,680
Popular, Inc.	1,300	3,718
Regions Financial Corp.	14,200	63,758
SunTrust Banks, Inc.	1,561	22,541
TCF Financial Corp.	1,300	18,083
U.S. Bancorp	59,100	1,076,802
Valley National Bancorp	2,500	36,175
Wells Fargo & Co.	143,100	2,863,431
Whitney Holding Corp.	2,222	26,575
Wilmington Trust Corp.	2,233	32,401
Zions Bancorporation	2,841	31,052
		5,570,978
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,600	103,464
Cintas Corp.	4,400	112,904
Corrections Corp. of America*	400	5,652
Pitney Bowes, Inc.	600	14,724
R. R. Donnelley & Sons Co.	7,200	83,880
Republic Services, Inc.	3,900	81,900
Steelcase, Inc. Class A	2,100	9,513
Waste Management, Inc.	12,000	320,040
		732,077
Communications Equipment (0.0%)
ADC Telecommunications, Inc.*	1,000	7,360
EchoStar Corp. Class A*	400	6,328
JDS Uniphase Corp.*	1,000	4,610
Motorola, Inc.	2,500	13,825
Tellabs, Inc.*	4,000	20,960
		53,083
Computers & Peripherals (0.3%)
Diebold, Inc.	300	7,929
EMC Corp.*	21,200	265,636
Lexmark International, Inc. Class A*	1,600	31,392

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
NCR Corp.*	500	$5,075
QLogic Corp.*	4,200	59,556
Seagate Technology	1,100	8,976
Sun Microsystems, Inc.*	300	2,748
Teradata Corp.*	3,100	51,832
		433,144
Construction & Engineering (0.0%)
Aecom Technology Corp.*	300	7,719
KBR, Inc.	1,061	16,573
Quanta Services, Inc.*	300	6,819
		31,111
Construction Materials (0.0%)
Eagle Materials, Inc.	100	2,780
Vulcan Materials Co.	500	23,775
		26,555
Consumer Finance (0.1%)
American Express Co.	5,500	138,710
AmeriCredit Corp.*	1,400	14,238
Discover Financial Services	3,800	30,894
SLM Corp.*	1,800	8,694
		192,536
Containers & Packaging (0.3%)
AptarGroup, Inc.	1,800	55,854
Bemis Co., Inc.	3,300	79,332
Packaging Corp. of America	300	4,761
Pactiv Corp.*	4,400	96,184
Sealed Air Corp.	5,400	102,924
Sonoco Products Co.	3,300	80,553
Temple-Inland, Inc.	1,100	13,134
		432,742
Distributors (0.0%)
Genuine Parts Co.	300	10,188
Diversified Consumer Services (0.3%)
Career Education Corp.*	3,000	66,120
H&R Block, Inc.	23,800	360,332
Service Corporation International	2,800	12,684
Weight Watchers International, Inc.	100	2,488
		441,624
Diversified Financial Services (5.0%)
Bank of America Corp.	215,444	1,923,915
CIT Group, Inc.	3,800	8,436
Citigroup, Inc.	184,600	563,030
JPMorgan Chase & Co.	126,000	4,158,000

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Financial Services
Leucadia National Corp.*	1,923	$40,825
NYSE Euronext	3,500	81,095
The NASDAQ OMX Group, Inc.*	2,000	38,460
		6,813,761
Diversified Telecommunication Services (6.2%)
AT&T, Inc.	202,105	5,177,930
CenturyTel, Inc.	3,400	92,310
Embarq Corp.	2,500	91,400
Verizon Communications, Inc.	96,600	2,930,844
Windstream Corp.	7,600	63,080
		8,355,564
Electric Utilities (2.9%)
American Electric Power Co., Inc.	13,700	361,406
DPL, Inc.	3,500	78,505
Duke Energy Corp.	42,900	592,449
Edison International	11,100	316,461
Entergy Corp.	1,900	123,063
FirstEnergy Corp.	10,400	425,360
FPL Group, Inc.	13,900	747,681
Great Plains Energy, Inc.	100	1,447
Pepco Holdings, Inc.	7,400	88,430
Pinnacle West Capital Corp.	3,400	93,092
Progress Energy, Inc.	9,400	320,728
Southern Co.	26,100	753,768
		3,902,390
Electrical Equipment (0.1%)
Cooper Industries, Ltd. Class A	1,400	45,906
Thomas & Betts Corp.*	1,800	56,016
		101,922
Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.*	400	9,096
Avnet, Inc.*	400	8,756
AVX Corp.	1,500	15,015
Ingram Micro, Inc. Class A*	5,700	82,764
Jabil Circuit, Inc.	1,200	9,720
Molex, Inc.	1,200	20,004
Tech Data Corp.*	1,400	40,306
Tyco Electronics, Ltd.	3,000	52,320
		237,981
Energy Equipment & Services (0.3%)
BJ Services Co.	6,100	84,729
Global Industries, Ltd.*	500	3,235
Halliburton Co.	100	2,022
Helix Energy Solutions Group, Inc.*	900	8,181

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Helmerich & Payne, Inc.	700	$21,574
Hercules Offshore, Inc.*	500	1,600
Key Energy Services, Inc.*	3,500	15,365
Nabors Industries, Ltd.*	1,200	18,252
Oil States International, Inc.*	500	9,450
Patterson-UTI Energy, Inc.	1,200	15,252
Pride International, Inc.*	1,600	36,320
Rowan Cos., Inc.	2,400	37,464
Schlumberger, Ltd.	100	4,899
SEACOR Holdings, Inc.*	600	39,432
Tidewater, Inc.	1,600	69,200
Unit Corp.*	300	8,187
		375,162
Food & Staples Retailing (1.6%)
BJ's Wholesale Club, Inc.*	2,000	66,680
Costco Wholesale Corp.	100	4,860
CVS Caremark Corp.	22,300	708,694
Safeway, Inc.	14,900	294,275
SUPERVALU, Inc.	400	6,540
The Kroger Co.	12,500	270,250
Wal-Mart Stores, Inc.	14,700	740,880
Walgreen Co.	100	3,143
		2,095,322
Food Products (5.3%)
Archer-Daniels-Midland Co.	194,800	4,795,976
Bunge, Ltd.	4,100	196,841
Campbell Soup Co.	100	2,572
ConAgra Foods, Inc.	200	3,540
Corn Products International, Inc.	1,400	33,460
Dean Foods Co.*	1,000	20,700
Del Monte Foods Co.	6,614	49,936
General Mills, Inc.	10,400	527,176
H.J. Heinz Co.	4,700	161,774
Hormel Foods Corp.	2,400	75,096
Kellogg Co.	100	4,211
Kraft Foods, Inc. Class A	50,000	1,170,000
McCormick & Co., Inc.	500	14,725
Sara Lee Corp.	100	832
The Hershey Co.	100	3,614
The J.M. Smucker Co.	1,000	39,400
Tyson Foods, Inc. Class A	100	1,054
		7,100,907
Gas Utilities (0.3%)
AGL Resources, Inc.	2,456	76,554
Atmos Energy Corp.	3,000	74,130
Energen Corp.	603	21,780

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Gas Utilities
National Fuel Gas Co.	1,000	$32,710
Questar Corp.	3,600	106,992
UGI Corp.	3,600	82,584
		394,750
Health Care Equipment & Supplies (0.9%)
Beckman Coulter, Inc.	400	21,024
Becton, Dickinson & Co.	100	6,048
Boston Scientific Corp.*	47,600	400,316
Covidien, Ltd.	17,000	560,660
Hologic, Inc.*	900	13,374
Hospira, Inc.*	4,600	151,202
Inverness Medical Innovations, Inc.*	1,300	41,977
Zimmer Holdings, Inc.*	600	26,394
		1,220,995
Health Care Providers & Services (1.8%)
Aetna, Inc.	5,300	116,653
AmerisourceBergen Corp.	4,500	151,380
Brookdale Senior Living, Inc.	200	2,062
Cardinal Health, Inc.	3,000	101,370
CIGNA Corp.	8,200	161,622
Community Health Systems, Inc.*	2,500	57,100
Coventry Health Care, Inc.*	4,100	65,231
Health Management Associates, Inc. Class A*	2,800	13,076
Health Net, Inc.*	100	1,444
Henry Schein, Inc.*	200	8,208
Humana, Inc.*	2,400	69,072
LifePoint Hospitals, Inc.*	1,100	28,435
McKesson Corp.	2,700	99,900
MEDNAX, Inc.*	100	3,590
Omnicare, Inc.	3,300	84,843
Quest Diagnostics, Inc.	2,700	138,591
UnitedHealth Group, Inc.	26,300	618,576
Universal Health Services, Inc. Class B	1,100	55,440
WellPoint, Inc.*	15,328	655,425
		2,432,018
Health Care Technology (0.0%)
IMS Health, Inc.	4,800	60,288
Hotels, Restaurants & Leisure (0.5%)
Boyd Gaming Corp.	400	3,676
Carnival Corp.	11,800	317,184
International Speedway Corp. Class A	1,000	23,680
Interval Leisure Group, Inc.*	1,000	8,010
McDonald's Corp.	3,500	186,515
Royal Caribbean Cruises, Ltd.	4,600	67,758
Wyndham Worldwide Corp.	1,100	12,848
Yum! Brands, Inc.	100	3,335
		623,006

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Durables (0.3%)
D.R. Horton, Inc.	100	$1,305
Fortune Brands, Inc.	500	19,655
Harman International Industries, Inc.	500	9,095
Jarden Corp.*	2,300	46,230
KB HOME	200	3,614
Leggett & Platt, Inc.	5,300	76,108
Lennar Corp. Class A	1,400	13,636
M.D.C. Holdings, Inc.	400	13,672
Mohawk Industries, Inc.*	100	4,731
Newell Rubbermaid, Inc.	9,300	97,185
NVR, Inc.*	100	50,537
The Black & Decker Corp.	200	8,060
Whirlpool Corp.	2,500	112,900
		456,728
Household Products (0.3%)
Clorox Co.	100	5,605
Kimberly-Clark Corp.	8,300	407,862
The Procter & Gamble Co.	100	4,944
		418,411
Independent Power Producers & Energy Traders (1.2%)
Constellation Energy Group, Inc.	200	4,816
Mirant Corp.*	123,678	1,574,421
Reliant Energy, Inc.*	3,200	15,872
		1,595,109
Industrial Conglomerates (3.4%)
Carlisle Cos., Inc.	1,800	40,950
General Electric Co.	357,700	4,524,905
Koninklijke (Royal) Philips Electronics NV NY Shares	3,500	62,930
		4,628,785
Insurance (5.4%)
Aflac, Inc.	16,100	465,129
Allied World Assurance Co. Holdings, Ltd.	1,600	59,424
American Financial Group, Inc.	2,650	46,587
Aon Corp.	10,400	438,880
Arch Capital Group, Ltd.*	1,500	86,670
Arthur J. Gallagher & Co.	3,100	69,688
Assurant, Inc.	4,000	97,760
Axis Capital Holdings, Ltd.	3,500	86,240
Brown & Brown, Inc.	3,000	58,380
CNA Financial Corp.	900	10,773
Endurance Specialty Holdings, Ltd.	1,700	44,472
Erie Indemnity Co. Class A	906	32,000
Everest Re Group, Ltd.	2,100	156,744
Fidelity National Financial, Inc. Class A	7,200	130,536
First American Corp.	3,100	87,048

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance
Genworth Financial, Inc. Class A	4,400	$10,384
Hanover Insurance Group, Inc.	1,667	49,977
HCC Insurance Holdings, Inc.	3,700	88,504
Lincoln National Corp.	8,800	98,912
Loews Corp.	10,700	266,323
Manulife Financial Corp.	2,900	49,590
Markel Corp.*	264	75,768
Marsh & McLennan Cos., Inc.	17,400	366,966
MBIA, Inc.*	1,700	8,041
Mercury General Corp.	600	20,268
MetLife, Inc.	17,200	511,700
Old Republic International Corp.	7,800	73,086
OneBeacon Insurance Group, Ltd. Class A	800	9,296
PartnerRe, Ltd.	1,800	122,742
Protective Life Corp.	2,300	19,711
Prudential Financial, Inc.	12,200	352,336
RenaissanceRe Holdings, Ltd.	2,000	97,320
StanCorp Financial Group, Inc.	1,600	43,888
The Allstate Corp.	18,700	436,271
The Chubb Corp.	12,400	482,980
The Hartford Financial Services Group, Inc.	10,700	122,729
The Progressive Corp.*	23,000	351,440
The Travelers Cos., Inc.	33,000	1,357,620
Torchmark Corp.	2,800	82,124
Transatlantic Holdings, Inc.	624	23,668
Unitrin, Inc.	1,338	22,746
Unum Group	11,500	187,910
W.R. Berkley Corp.	4,600	109,986
White Mountains Insurance Group, Ltd.	200	38,264
XL Capital, Ltd. Class A	1,468	13,961
		7,364,842
Internet & Catalog Retail (0.1%)
Expedia, Inc.*	7,000	95,270
HSN, Inc.*	1,100	7,601
Liberty Media Corp. — Interactive Class A*	6,200	32,860
Ticketmaster Entertainment, Inc.*	1,000	5,260
		140,991
IT Services (1.1%)
Broadridge Financial Solutions, Inc.	58,812	1,138,012
Computer Sciences Corp.*	5,100	188,496
Convergys Corp.*	100	1,011
DST Systems, Inc.*	200	7,234
Genpact, Ltd.*	100	896
Lender Processing Services, Inc.	1,100	31,526
SAIC, Inc.*	5,700	103,170
		1,470,345

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Leisure Equipment & Products (0.2%)
Eastman Kodak Co.	9,100	$27,755
Hasbro, Inc.	2,400	63,984
Mattel, Inc.	12,300	184,008
		275,747
Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*	300	8,295
Life Technologies Corp.*	1,031	38,456
PerkinElmer, Inc.	2,200	32,054
Thermo Fisher Scientific, Inc.*	9,300	326,244
		405,049
Machinery (0.7%)
AGCO Corp.*	803	19,513
Caterpillar, Inc.	200	7,116
Crane Co.	1,700	39,253
Danaher Corp.	2,600	151,944
Deere & Co.	100	4,126
Dover Corp.	800	24,624
Eaton Corp.	3,000	131,400
Flowserve Corp.	1,000	67,900
Gardner Denver, Inc.*	1,776	47,277
IDEX Corp.	100	2,525
Illinois Tool Works, Inc.	100	3,280
Ingersoll-Rand Co., Ltd. Class A	1,300	28,301
Lincoln Electric Holdings, Inc.	400	17,812
Oshkosh Corp.	700	6,720
Pentair, Inc.	100	2,664
Terex Corp.*	600	8,280
The Manitowoc Co., Inc.	5,300	31,535
The Timken Co.	20,700	332,856
Trinity Industries, Inc.	2,700	39,447
		966,573
Marine (0.0%)
Alexander & Baldwin, Inc.	1,400	37,296
Media (2.2%)
Cablevision Systems Corp. Group A	100	1,716
CBS Corp. Class B	20,000	140,800
Clear Channel Outdoor Holdings, Inc. Class A*	100	384
Comcast Corp. Class A	74,400	1,150,224
Gannett Co., Inc.	7,700	30,107
Hearst-Argyle Television, Inc.	700	3,150
Liberty Global, Inc. Class A*	4,900	80,801
Liberty Media Corp. - Capital Series A*	1,000	11,700
Omnicom Group, Inc.	300	9,441
Regal Entertainment Group Class A	900	11,754
Scripps Networks Interactive Class A	2,900	79,576

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Media
The E.W. Scripps Co. Class A	400	$788
The Interpublic Group of Cos., Inc.*	2,300	14,398
The McGraw-Hill Cos., Inc.	5,400	162,810
The New York Times Co. Class A	1,600	8,608
The Walt Disney Co.	57,200	1,252,680
Virgin Media, Inc.	2,900	22,388
Warner Music Group Corp.*	1,400	7,532
		2,988,857
Metals & Mining (0.4%)
Carpenter Technology Corp.	1,400	28,938
Century Aluminum Co.*	200	808
Commercial Metals Co.	100	1,488
Freeport-McMoRan Copper & Gold, Inc.	100	4,265
Nucor Corp.	8,500	345,865
Reliance Steel & Aluminum Co.	2,100	73,983
Schnitzer Steel Industries, Inc. Class A	200	9,912
Steel Dynamics, Inc.	2,500	31,125
Titanium Metals Corp.	100	679
United States Steel Corp.	200	5,310
		502,373
Multi-Utilities (1.9%)
Alliant Energy Corp.	3,700	82,732
CenterPoint Energy, Inc.	4,300	45,752
Dominion Resources, Inc.	19,600	591,136
DTE Energy Co.	5,500	162,635
Integrys Energy Group, Inc.	2,600	68,666
MDU Resources Group, Inc.	6,200	108,934
NiSource, Inc.	2,600	28,574
NSTAR	3,616	113,578
OGE Energy Corp.	3,100	79,701
PG&E Corp.	12,200	452,864
SCANA Corp.	100	3,022
Sempra Energy	8,500	391,170
TECO Energy, Inc.	7,101	75,200
Vectren Corp.	2,700	59,859
Xcel Energy, Inc.	15,400	283,976
		2,547,799
Multiline Retail (0.4%)
Family Dollar Stores, Inc.	4,300	142,717
J.C. Penney Co., Inc.	1,000	30,690
Macy's, Inc.	14,300	195,624
Sears Holdings Corp.*	1,800	112,446
		481,477

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Office Electronics (0.0%)
Xerox Corp.	8,900	$54,379
Zebra Technologies Corp. Class A*	100	2,125
		56,504
Oil, Gas & Consumable Fuels (23.5%)
Anadarko Petroleum Corp.	15,900	684,654
Apache Corp.	11,400	830,604
Cabot Oil & Gas Corp.	100	3,019
Chesapeake Energy Corp.	12,300	242,433
Chevron Corp.	158,700	10,490,070
Cimarex Energy Co.	1,800	48,420
ConocoPhillips	52,400	2,148,400
Devon Energy Corp.	400	20,740
El Paso Corp.	200	1,380
EnCana Corp.	100	4,573
EOG Resources, Inc.	2,100	133,308
Exxon Mobil Corp.	181,200	12,080,604
Forest Oil Corp.*	800	12,800
Marathon Oil Corp.	26,400	784,080
Mariner Energy, Inc.*	700	7,966
Murphy Oil Corp.	63,800	3,043,898
Newfield Exploration Co.*	600	18,708
Noble Energy	5,400	306,450
Occidental Petroleum Corp.	600	33,774
Overseas Shipholding Group, Inc.	700	20,097
Petro-Canada	1,800	56,754
Pioneer Natural Resources Co.	100	2,312
Plains Exploration & Production Co.*	100	1,887
Royal Dutch Shell PLC ADR	200	9,136
Southern Union Co.	3,700	58,867
Spectra Energy Corp.	21,500	311,750
St. Mary Land & Exploration Co.	1,200	21,444
Sunoco, Inc.	1,600	42,416
Teekay Corp.	1,400	20,216
Tesoro Corp.	3,300	50,325
TransCanada Corp.	100	2,497
Valero Energy Corp.	18,000	357,120
Walter Industries, Inc.	100	2,280
XTO Energy, Inc.	300	10,398
		31,863,380
Paper & Forest Products (0.2%)
International Paper Co.	8,000	101,280
MeadWestvaco Corp.	5,900	92,394
Schweitzer-Mauduit International, Inc.	95	2,182
Weyerhaeuser Co.	100	3,526
		199,382

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Personal Products (0.0%)
NBTY, Inc.*	700	$18,137
Pharmaceuticals (11.5%)
Bristol-Myers Squibb Co.	5,900	113,280
Eli Lilly & Co.	30,700	1,010,644
Endo Pharmaceuticals Holdings, Inc.*	100	1,654
Forest Laboratories, Inc.*	9,400	203,886
Johnson & Johnson	70,400	3,686,144
King Pharmaceuticals, Inc.*	5,100	40,188
Merck & Co., Inc.	52,000	1,260,480
Pfizer, Inc.	409,600	5,472,256
Sepracor, Inc.*	68,000	966,280
Teva Pharmaceutical Industries, Ltd. ADR	3,022	132,635
Valeant Pharmaceuticals International*	43,984	737,172
Watson Pharmaceuticals, Inc.*	1,800	55,692
Wyeth	45,300	1,920,720
		15,601,031
Professional Services (0.1%)
Manpower, Inc.	2,400	103,416
Real Estate Investment Trusts (1.3%)
Alexandria Real Estate Equities, Inc.	1,000	36,480
AMB Property Corp.	1,000	19,090
Annaly Capital Management, Inc.	18,200	256,074
Apartment Investment & Management Co. Class A	604	4,409
AvalonBay Communities, Inc.	831	47,209
Boston Properties, Inc.	1,200	59,304
Brandywine Realty Trust	800	4,952
BRE Properties, Inc.	500	12,285
Camden Property Trust	200	5,426
CBL & Associates Properties, Inc.	684	5,431
Developers Diversified Realty Corp.	1,337	5,522
Digital Realty Trust, Inc.	300	10,803
Douglas Emmett, Inc.	1,300	12,441
Duke Realty Corp.	1,400	13,678
Equity Residential	2,700	61,803
Essex Property Trust, Inc.	200	12,698
Federal Realty Investment Trust	500	27,600
HCP, Inc.	7,500	164,625
Health Care REIT, Inc.	3,200	109,024
Hospitality Properties Trust	3,200	39,168
Host Hotels & Resorts, Inc.	5,000	38,450
HRPT Properties Trust	2,200	9,482
iStar Financial, Inc.	1,100	3,707
Kilroy Realty Corp.	400	8,616
Kimco Realty Corp.	3,000	36,060
Liberty Property Trust	1,200	29,208
Mack-Cali Realty Corp.	100	2,686
Nationwide Health Properties, Inc.	3,100	76,539

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Plum Creek Timber Co., Inc.	1,200	$41,424
ProLogis	2,200	20,042
Public Storage	4,300	287,498
Rayonier, Inc.	2,300	88,826
Regency Centers Corp.	700	26,215
SL Green Realty Corp.	1,900	33,554
UDR, Inc.	1,530	15,407
Ventas, Inc.	3,600	103,104
Vornado Realty Trust	1,426	69,717
Weingarten Realty Investors	800	12,432
		1,810,989
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	1,300	9,750
Jones Lang LaSalle, Inc.	1,100	35,497
		45,247
Road & Rail (0.3%)
Avis Budget Group, Inc.*	200	418
Hertz Global Holdings, Inc.*	2,700	18,360
Norfolk Southern Corp.	9,100	324,688
Ryder System, Inc.	1,323	36,634
		380,100
Semiconductors & Semiconductor Equipment (0.5%)
Advanced Micro Devices, Inc.*	5,800	20,938
Atmel Corp.*	1,700	6,528
Cree, Inc.*	1,699	46,536
Fairchild Semiconductor International, Inc.*	1,300	8,008
Integrated Device Technology, Inc.*	3,200	17,376
Intel Corp.	29,400	463,932
International Rectifier Corp.*	1,900	32,072
Intersil Corp. Class A	192	2,227
Lam Research Corp.*	200	5,576
LSI Corp.*	1,600	6,144
Micron Technology, Inc.*	5,700	27,816
Novellus Systems, Inc.*	2,300	41,538
Teradyne, Inc.*	17	101
		678,792
Software (0.2%)
Amdocs, Ltd.*	3,800	79,534
Cadence Design Systems, Inc.*	2,900	16,182
Compuware Corp.*	3,400	25,432
McAfee, Inc.*	100	3,754
Novell, Inc.*	6,500	24,440
Symantec Corp.*	800	13,800
Synopsys, Inc.*	4,800	104,544
		267,686

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail (2.2%)
American Eagle Outfitters, Inc.	1,100	$16,302
AnnTaylor Stores Corp.*	1,200	8,868
AutoNation, Inc.*	300	5,313
Barnes & Noble, Inc.	1,200	31,344
Bed Bath & Beyond, Inc.*	200	6,084
Foot Locker, Inc.	5,200	61,828
Limited Brands, Inc.	3,100	35,402
Lowe's Cos., Inc.	47,200	1,014,800
Office Depot, Inc.*	3,400	8,806
OfficeMax, Inc.	800	5,960
RadioShack Corp.	4,400	61,952
Staples, Inc.	100	2,062
The Gap, Inc.	8,400	130,536
The Home Depot, Inc.	57,500	1,513,400
Williams-Sonoma, Inc.	888	12,432
		2,915,089
Textiles, Apparel & Luxury Goods (0.2%)
Jones Apparel Group, Inc.	2,911	26,898
Liz Claiborne, Inc.	3,200	15,168
Phillips-Van Heusen Corp.	200	5,806
VF Corp.	2,900	171,883
		219,755
Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	2,772	22,897
Hudson City Bancorp, Inc.	11,428	143,536
MGIC Investment Corp.	4,200	10,752
New York Community Bancorp, Inc.	11,600	131,196
Washington Federal, Inc.	2,889	37,499
		345,880
Tobacco (0.7%)
Altria Group, Inc.	17,400	284,142
Lorillard, Inc.	6,300	397,719
Reynolds American, Inc.	5,800	220,284
		902,145
Trading Companies & Distributors (0.0%)
GATX Corp.	900	27,099
United Rentals, Inc.*	2,000	12,120
		39,219
Water Utilities (0.0%)
American Water Works Co., Inc.	2,100	37,800
Aqua America, Inc.	400	7,340
		45,140

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.*	94,400	$411,584
Syniverse Holdings, Inc.*	26,900	338,940
United States Cellular Corp.*	300	10,200
		760,724
TOTAL COMMON STOCKS (Cost $134,403,055)		134,003,827
	Par (000)
SHORT-TERM INVESTMENT (0.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/01/09 (Cost $122,000)	$122	122,000
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $134,525,055)		134,125,827
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		1,228,531
NET ASSETS (100.0%)		$135,354,358

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (1.7%)
Aerovironment, Inc.*	2,000	$47,320
American Science and Engineering, Inc.	1,100	66,286
Applied Signal Technology, Inc.	4,800	94,848
Argon ST, Inc.*	100	2,039
Cubic Corp.	1,896	54,434
Curtiss-Wright Corp.	14,200	453,974
Esterline Technologies Corp.*	7,007	184,635
GenCorp, Inc.*	4,300	10,320
Orbital Sciences Corp.*	25,000	386,500
Stanley, Inc.*	2,200	56,716
Teledyne Technologies, Inc.*	100	3,193
		1,360,265
Air Freight & Logistics (0.0%)
Hub Group, Inc. Class A*	100	2,300
Airlines (3.2%)
AirTran Holdings, Inc.*	140,600	977,170
Alaska Air Group, Inc.*	16,400	275,192
Copa Holdings SA Class A	31,800	974,670
Republic Airways Holdings, Inc.*	400	2,864
SkyWest, Inc.	28,200	339,528
		2,569,424
Auto Components (0.2%)
Cooper Tire & Rubber Co.	400	3,308
Drew Industries, Inc.*	100	1,428
Standard Motor Products, Inc.	1,400	5,600
Superior Industries International, Inc.	500	7,540
WABCO Holdings, Inc.	10,000	159,900
		177,776
Automobiles (0.0%)
Fleetwood Enterprises, Inc.*	23,800	690
Monaco Coach Corp.	9,400	423
Winnebago Industries, Inc.	200	1,762
		2,875
Beverages (0.1%)
The Boston Beer Co., Inc. Class A*	1,600	42,560
Biotechnology (1.6%)
ArQule, Inc.*	3,600	16,020
Cepheid, Inc.*	1,300	12,610
Cubist Pharmaceuticals, Inc.*	13,736	228,018
Emergent Biosolutions, Inc.*	63,300	677,943
Halozyme Therapeutics, Inc.*	100	632
Martek Biosciences Corp.	10,600	193,132
Maxygen, Inc.*	300	1,755
Metabolix, Inc.*	100	790

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology
Regeneron Pharmaceuticals, Inc.*	8,133	$107,843
Rigel Pharmaceuticals, Inc.*	100	664
Savient Pharmaceuticals, Inc.*	6,900	36,432
		1,275,839
Building Products (0.8%)
AAON, Inc.	100	1,948
Apogee Enterprises, Inc.	2,700	36,180
Griffon Corp.*	29,100	252,297
Quanex Building Products Corp.	4,600	47,150
Simpson Manufacturing Co., Inc.	8,000	178,080
Universal Forest Products, Inc.	4,200	140,952
		656,607
Capital Markets (2.9%)
Evercore Partners, Inc. Class A	100	1,888
Greenhill & Co., Inc.	5,700	441,921
Hercules Technology Growth Capital, Inc.	200	1,202
Investment Technology Group, Inc.*	72,400	1,649,272
LaBranche & Co., Inc.*	6,900	28,842
optionsXpress Holdings, Inc.	11,500	189,290
Penson Worldwide, Inc.*	100	1,014
Piper Jaffray Cos., Inc.*	200	6,934
Prospect Capital Corp.	100	907
TradeStation Group, Inc.*	4,200	34,062
		2,355,332
Chemicals (1.4%)
A. Schulman, Inc.	3,276	51,401
American Vanguard Corp.	6,700	85,693
Arch Chemicals, Inc.	3,000	72,540
Balchem Corp.	4,700	116,983
Calgon Carbon Corp.*	43,134	732,415
Georgia Gulf Corp.	5,700	6,270
H.B. Fuller Co.	100	1,766
Koppers Holdings, Inc.	100	1,896
Penford Corp.	1,300	5,811
PolyOne Corp.*	11,000	30,140
Quaker Chemical Corp.	1,414	16,544
Stepan Co.	800	31,656
Zep, Inc.	1,100	14,883
		1,167,998
Commercial Banks (8.8%)
Bank of the Ozarks, Inc.	1,100	27,313
Boston Private Financial Holdings, Inc.	7,800	35,958
Cascade Bancorp	2,900	4,814
Central Pacific Financial Corp.	4,300	25,198
Chemical Financial Corp.	200	4,270

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Banks
City Holding Co.	100	$2,949
Columbia Banking System, Inc.	5,400	53,460
Community Bank System, Inc.	21,300	350,385
East West Bancorp, Inc.	61,500	420,045
F.N.B. Corp.	6,600	49,632
First BanCorp.	51,100	281,561
First Commonwealth Financial Corp.	31,600	273,972
First Financial Bancorp.	9,900	106,821
First Financial Bankshares, Inc.	7,100	349,888
First Midwest Bancorp, Inc.	19,000	168,340
Frontier Financial Corp.	2,900	4,118
Glacier Bancorp, Inc.	19,200	294,144
Hancock Holding Co.	5,700	215,859
Hanmi Financial Corp.	4,700	7,285
Home Bancshares, Inc.	200	4,410
Independent Bank Corp./MA	2,600	51,896
Irwin Financial Corp.*	1,800	2,268
Lakeland Bancorp, Inc.	100	851
MainSource Financial Group, Inc.	100	866
MB Financial, Inc.	300	4,089
Nara Bancorp, Inc.	2,900	10,759
National Penn Bancshares, Inc.	40,200	325,218
NBT Bancorp, Inc.	100	2,368
Old National Bancorp	55,500	756,465
Pacific Capital Bancorp	400	2,776
PacWest Bancorp	300	4,371
Pinnacle Financial Partners, Inc.*	3,300	58,872
PrivateBancorp, Inc.	17,700	358,425
Prosperity Bancshares, Inc.	14,100	391,557
Provident Bankshares Corp.	100	879
Renasant Corp.	100	1,410
S&T Bancorp, Inc.	17,500	312,725
Santander BanCorp	100	670
Signature Bank*	9,200	250,148
Sterling Bancorp	4,700	53,768
Sterling Bancshares, Inc.	11,600	77,140
Sterling Financial Corp.	1,700	5,423
Susquehanna Bancshares, Inc.	100	806
Texas Capital Bancshares, Inc.*	500	7,000
The South Financial Group, Inc.	4,826	8,011
Tompkins Financial Corp.	1,600	67,440
TriCo Bancshares	200	3,200
UCBH Holdings, Inc.	13,200	16,896
UMB Financial Corp.	9,500	434,815
Umpqua Holdings Corp.	35,800	343,322
United Bankshares, Inc.	16,500	428,010
United Community Banks, Inc.	5,112	32,973
Univest Corp. of Pennsylvania	100	2,087

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Banks
WesBanco, Inc.	100	$1,989
Western Alliance Bancorp*	83	540
Whitney Holding Corp.	30,600	365,976
Wilshire Bancorp, Inc.	2,400	9,696
Wintrust Financial Corp.	2,300	39,100
		7,115,227
Commercial Services & Supplies (2.7%)
ABM Industries, Inc.	27,025	473,478
ATC Technology Corp.*	8,400	133,476
Comfort Systems USA, Inc.	200	2,158
Deluxe Corp.	9,800	142,100
EnergySolutions	39,800	386,060
G&K Services, Inc. Class A	2,286	57,081
GeoEye, Inc.*	300	7,467
Healthcare Services Group, Inc.	3,000	53,640
Herman Miller, Inc.	500	7,435
Interface, Inc. Class A	6,900	39,951
M&F Worldwide Corp.*	400	6,380
Mobile Mini, Inc.*	700	9,590
Sykes Enterprises, Inc.*	10,900	214,294
Team, Inc.*	300	4,311
Tetra Technologies, Inc.*	22,200	545,232
The Geo Group, Inc.*	100	1,663
The Standard Register Co.	1,700	8,874
United Stationers, Inc.*	1,000	32,730
Viad Corp.	2,400	45,792
		2,171,712
Communications Equipment (3.9%)
Airvana, Inc.*	100	569
Arris Group, Inc.*	106,684	1,138,318
Bel Fuse, Inc. Class B	1,448	23,429
Black Box Corp.	1,400	38,318
Blue Coat Systems, Inc.*	4,700	62,322
Cogo Group, Inc.*	300	2,454
Comtech Telecommunications Corp.*	1,800	60,246
Digi International, Inc.*	7,100	51,617
Ditech Networks, Inc.*	8,700	8,527
EMS Technologies, Inc.*	2,400	45,720
Harmonic, Inc.*	12,400	90,892
Ixia*	200	1,152
NETGEAR, Inc.*	4,100	65,641
Network Equipment Technologies, Inc.*	3,700	14,541
Oplink Communications, Inc.*	100	1,104
PC-Tel, Inc.	2,100	10,227
Riverbed Technology, Inc.*	79,300	1,452,776
Symmetricom, Inc.*	5,600	27,888
Tekelec*	3,300	51,150

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Communications Equipment
Tollgrade Communications, Inc.*	1,750	$10,412
ViaSat, Inc.*	100	2,299
		3,159,602
Computers & Peripherals (0.7%)
3PAR, Inc.*	400	3,064
Adaptec, Inc.*	14,600	41,756
Avid Technology, Inc.*	100	1,107
Electronics for Imaging, Inc.*	400	3,928
Hutchinson Technology, Inc.*	1,800	3,456
Intermec, Inc.*	100	1,208
Novatel Wireless, Inc.*	600	4,110
STEC, Inc.*	100	960
Stratasys, Inc.*	5,700	53,352
Synaptics, Inc.*	13,060	424,189
		537,130
Construction & Engineering (0.6%)
Dycom Industries, Inc.*	100	842
EMCOR Group, Inc.*	600	12,474
Insituform Technologies, Inc. Class A*	6,000	91,980
Layne Christensen Co.*	2,700	58,482
MasTec, Inc.*	20,300	253,953
Orion Marine Group, Inc.*	100	1,498
Perini Corp.*	100	1,730
Pike Electric Corp.*	800	8,304
Sterling Construction Co., Inc.*	1,400	26,278
		455,541
Construction Materials (0.5%)
Eagle Materials, Inc.	100	2,780
Headwaters, Inc.*	3,000	7,560
Texas Industries, Inc.	12,582	402,372
		412,712
Consumer Finance (0.1%)
Cash America International, Inc.	100	2,236
First Cash Financial Services, Inc.*	2,800	46,032
		48,268
Containers & Packaging (0.2%)
Chesapeake Corp.*	6,600	66
Myers Industries, Inc.	3,545	35,556
Rock-Tenn Co. Class A	200	7,552
Temple-Inland, Inc.	7,900	94,326
		137,500
Distributors (0.0%)
Audiovox Corp. Class A*	1,100	6,116

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Consumer Services (1.7%)
American Public Education, Inc.*	100	$3,600
Capella Education Co.*	400	20,552
Hillenbrand, Inc.	16,916	307,533
Lincoln Educational Services Corp.*	2,300	38,157
Regis Corp .	46,600	891,924
Steiner Leisure, Ltd.*	100	3,164
Universal Technical Institute, Inc.*	8,100	115,344
		1,380,274
Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	100	829
Compass Diversified Holdings	500	4,470
Financial Federal Corp.	200	4,922
MarketAxess Holdings, Inc.*	100	959
PHH Corp.*	8,900	149,342
Portfolio Recovery Associates, Inc.*	2,000	69,940
		230,462
Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group, Inc.	900	5,427
Cbeyond, Inc.*	2,600	52,988
Consolidated Communications Holdings, Inc.	200	2,250
FairPoint Communications, Inc.	8,500	8,840
General Communication, Inc. Class A*	5,800	44,428
Global Crossing, Ltd.*	100	726
Neutral Tandem, Inc.*	300	8,580
Premiere Global Services, Inc.*	700	7,378
Shenandoah Telecommunications Co.	100	1,963
		132,580
Electric Utilities (0.5%)
ALLETE, Inc.	100	2,604
Central Vermont Public Service Corp.	1,100	18,876
El Paso Electric Co.*	25,200	347,760
UIL Holdings Corp.	100	2,309
Unisource Energy Corp.	100	2,632
		374,181
Electrical Equipment (1.8%)
A.O. Smith Corp.	5,500	170,995
Acuity Brands, Inc.	100	2,874
AZZ, Inc.*	300	9,279
Baldor Electric Co.	4,600	106,720
Belden, Inc.	22,300	359,476
Brady Corp. Class A	20,600	434,042
C&D Technologies, Inc.*	2,400	5,256
Encore Wire Corp.	100	2,184
EnerSys*	18,300	312,015
Magnetek, Inc.*	4,200	7,350

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment
Regal-Beloit Corp.	100	$4,063
Vicor Corp.	2,500	13,425
		1,427,679
Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.	3,000	18,090
Anixter International, Inc.*	100	3,978
Benchmark Electronics, Inc.*	29,216	354,390
Brightpoint, Inc.*	6,300	32,823
Checkpoint Systems, Inc.*	800	9,720
Cognex Corp.	4,800	67,536
Coherent, Inc.*	100	1,900
CTS Corp.	4,400	26,708
Daktronics, Inc.	100	904
DTS, Inc.*	100	2,665
Echelon Corp.*	100	796
Electro Scientific Industries, Inc.*	7,400	63,640
FARO Technologies, Inc.*	4,000	60,640
Gerber Scientific, Inc.*	1,700	6,715
Insight Enterprises, Inc.*	5,800	33,176
IPG Photonics Corp.*	300	3,351
Keithley Instruments, Inc.	1,300	4,498
Littelfuse, Inc.*	500	8,195
Mercury Computer Systems, Inc.*	2,400	19,488
Methode Electronics, Inc.	4,800	28,896
MTS Systems Corp.	2,100	44,373
Multi-Fineline Electronix, Inc.*	100	2,007
Newport Corp.*	4,400	21,956
OSI Systems, Inc.*	100	1,875
Park Electrochemical Corp.	2,600	53,560
Plexus Corp.*	700	15,505
Rofin-Sinar Technologies, Inc.*	300	6,393
Rogers Corp.*	1,900	48,355
ScanSource, Inc.*	600	14,826
SYNNEX Corp.*	200	4,306
Tech Data Corp.*	1,200	34,548
Technitrol, Inc.	3,200	13,024
TTM Technologies, Inc.*	5,700	42,294
		1,051,131
Energy Equipment & Services (4.0%)
Atwood Oceanics, Inc.*	100	2,232
CARBO Ceramics, Inc.	69,600	2,137,416
Dril-Quip, Inc.*	100	3,438
Gulf Island Fabrication, Inc.	1,700	21,998
ION Geophysical Corp.*	11,000	27,500
Lufkin Industries, Inc.	10,000	349,000
Matrix Service Co.*	2,900	27,782
Oil States International, Inc.*	36,100	682,290

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Pioneer Drilling Co.*	5,800	$29,000
		3,280,656
Food & Staples Retailing (0.9%)
Casey's General Stores, Inc.	17,200	457,692
Nash Finch Co.	2,100	61,509
PriceSmart, Inc.	100	1,785
Spartan Stores, Inc.	8,000	130,160
The Andersons, Inc.	400	6,428
The Pantry, Inc.*	3,100	73,222
United Natural Foods, Inc.*	100	2,278
Winn-Dixie Stores, Inc.*	200	2,292
		735,366
Food Products (1.2%)
B&G Foods, Inc. Class A	400	2,448
Cal-Maine Foods, Inc.	1,500	39,705
Chiquita Brands International, Inc.*	100	757
Darling International, Inc.*	10,400	59,488
Green Mountain Coffee Roasters, Inc.*	7,400	535,094
J & J Snack Foods Corp.	5,300	205,428
Lance, Inc.	4,700	108,852
TreeHouse Foods, Inc.*	100	2,659
Zhongpin, Inc.*	100	875
		955,306
Gas Utilities (2.8%)
Atmos Energy Corp.	23,100	570,801
New Jersey Resources Corp.	13,800	454,296
Piedmont Natural Gas Co., Inc.	19,600	478,632
South Jersey Industries, Inc.	100	3,471
Southwest Gas Corp.	18,427	372,410
The Laclede Group, Inc.	10,300	357,204
		2,236,814
Health Care Equipment & Supplies (2.6%)
Abaxis, Inc.*	5,400	81,648
ABIOMED, Inc.*	500	3,335
Accuray, Inc.*	500	3,025
Align Technology, Inc.*	700	8,687
American Medical Systems Holdings, Inc.*	8,800	108,856
AngioDynamics, Inc.*	100	1,267
Cantel Medical Corp.*	1,500	21,195
Conceptus, Inc.*	500	6,770
CONMED Corp.*	3,500	46,620
CryoLife, Inc.*	3,800	20,634
Cyberonics, Inc.*	34,300	454,132
Greatbatch, Inc.*	29,300	616,472
Haemonetics Corp.*	8,500	438,855

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
ICU Medical, Inc.*	200	$7,520
Integra LifeSciences Holdings*	1,300	33,566
Invacare Corp.	3,900	60,021
IRIS International, Inc.*	100	1,117
Kensey Nash Corp.*	500	10,470
Merit Medical Systems, Inc.*	3,000	46,530
Natus Medical, Inc.*	400	3,512
Neogen Corp.*	200	4,534
Palomar Medical Technologies, Inc.*	4,600	39,606
Somanetics Corp.*	200	3,242
SurModics, Inc.*	1,800	39,060
Symmetry Medical, Inc.*	4,400	31,944
Synovis Life Technologies, Inc.*	100	1,518
Theragenics Corp.*	6,700	8,308
Vnus Medical Technologies*	200	4,430
West Pharmaceutical Services, Inc.	100	3,265
Wright Medical Group, Inc.*	100	1,375
Zoll Medical Corp.*	800	12,864
		2,124,378
Health Care Providers & Services (6.1%)
Air Methods Corp.*	300	7,965
Almost Family, Inc.*	785	19,389
Amedisys, Inc.*	12,600	422,604
AMERIGROUP Corp.*	15,500	462,985
AMN Healthcare Services, Inc.*	4,200	28,938
AmSurg Corp.*	7,900	162,266
Bio-Reference Laboratories, Inc.*	100	2,567
Catalyst Health Solutions, Inc.*	18,004	405,990
Centene Corp.*	40,500	743,985
CorVel Corp.*	900	20,250
Cross Country Healthcare, Inc.*	8,100	71,361
Emeritus Corp.*	100	904
Genoptix, Inc.*	500	14,540
Gentiva Health Services, Inc.*	12,400	197,532
Hanger Orthopedic Group, Inc.*	8,100	112,671
Healthspring, Inc.*	26,400	243,672
Healthways, Inc.*	3,900	40,677
HMS Holdings Corp.*	500	14,990
inVentiv Health, Inc.*	4,000	44,360
IPC The Hospitalist Co.*	100	1,833
Kindred Healthcare, Inc.*	57,206	744,822
Landauer, Inc.	1,100	58,278
LCA-Vision, Inc.	2,145	12,334
LHC Group, Inc.*	300	6,846
Magellan Health Services, Inc.*	13,394	395,927
MedCath Corp.*	2,400	24,288
MEDNAX, Inc.*	13,400	481,060

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services
Molina Healthcare, Inc.*	100	$2,165
MWI Veterinary Supply, Inc.*	1,400	43,512
Odyssey HealthCare, Inc.*	3,800	39,368
PSS World Medical, Inc.*	100	1,452
RehabCare Group, Inc.*	2,286	38,176
Res-Care, Inc.*	3,250	52,065
Sunrise Senior Living, Inc.*	10,700	27,285
		4,947,057
Health Care Technology (0.1%)
Computer Programs & Systems, Inc.	300	10,497
Omnicell, Inc.*	7,300	64,240
Phase Forward, Inc.*	2,900	41,354
		116,091
Hotels, Restaurants & Leisure (3.5%)
Ambassadors Group, Inc.	100	1,220
Buffalo Wild Wings, Inc.*	23,912	933,525
California Pizza Kitchen, Inc.*	2,000	31,420
CEC Entertainment, Inc.*	7,500	228,450
CKE Restaurants, Inc.	6,700	64,119
Cracker Barrel Old Country Store, Inc.	1,000	32,610
DineEquity, Inc.	1,700	54,468
Domino's Pizza, Inc.*	200	1,888
Gaylord Entertainment Co.*	400	5,576
Interval Leisure Group, Inc.*	4,900	39,249
Jack in the Box, Inc.*	17,800	437,702
Multimedia Games, Inc.*	3,000	6,360
O'Charley's, Inc.	2,200	15,334
P.F. Chang's China Bistro, Inc.*	2,900	87,522
Peet's Coffee & Tea, Inc.*	4,500	122,760
Ruth's Hospitality Group, Inc.*	2,300	8,326
Shuffle Master, Inc.*	6,900	26,289
Sonic Corp.*	14,900	162,708
Texas Roadhouse, Inc. Class A*	500	5,690
The Marcus Corp.	2,500	31,750
The Steak n Shake Co.*	24,300	280,908
WMS Industries, Inc.*	5,600	179,816
Wyndham Worldwide Corp.	5,100	59,568
		2,817,258
Household Durables (1.1%)
Centex Corp.	9,900	108,306
Champion Enterprises, Inc.*	4,600	2,668
CSS Industries, Inc.	100	1,986
Jarden Corp.*	30,700	617,070
La-Z-Boy, Inc.	6,500	17,290
Libbey, Inc.	4,500	5,490
Meritage Homes Corp.*	100	2,081

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Durables
National Presto Industries, Inc.	1,200	$85,512
Russ Berrie & Co., Inc.*	5,200	9,932
Skyline Corp.	500	10,365
Standard Pacific Corp.*	20,300	37,961
Universal Electronics, Inc.*	1,700	31,858
		930,519
Household Products (0.3%)
Central Garden & Pet Co.*	13,500	129,870
Central Garden & Pet Co. Class A*	7,200	65,304
Spectrum Brands, Inc.*	12,800	1,536
WD-40 Co.	2,100	56,826
		253,536
Industrial Conglomerates (0.4%)
Standex International Corp.	1,648	22,858
Tredegar Corp.	15,300	268,974
		291,832
Insurance (2.9%)
American Equity Investment Life Holding Co.	800	4,504
American Physicians Capital, Inc.	900	37,494
Amerisafe, Inc.*	2,300	35,328
Baldwin & Lyons, Inc. Class B	500	10,025
Crawford & Co. Class B*	100	595
Delphi Financial Group, Inc. Class A	5,200	89,804
eHealth, Inc.*	2,900	55,651
Flagstone Reinsurance Holdings, Ltd.	4,500	41,670
Greenlight Capital Re, Ltd. Class A*	7,000	108,360
Hilltop Holdings, Inc.*	800	9,064
Horace Mann Educators Corp.	36,900	323,982
Infinity Property & Casualty Corp.	2,700	95,148
LandAmerica Financial Group, Inc.	2,800	129
National Financial Partners Corp.	1,600	11,296
Navigators Group, Inc.*	7,400	335,812
OneBeacon Insurance Group, Ltd. Class A	500	5,810
Presidential Life Corp.	2,648	28,307
ProAssurance Corp.*	10,500	461,370
Safety Insurance Group, Inc.	2,102	69,471
Selective Insurance Group, Inc.	29,100	429,516
Tower Group, Inc.	4,300	116,917
United Fire & Casualty Co.	2,775	51,809
Zenith National Insurance Corp.	100	2,279
		2,324,341
Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	1,900	80,864
HSN, Inc.*	4,900	33,859
NutriSystem, Inc.	3,600	49,464

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Internet & Catalog Retail
PetMed Express, Inc.*	3,700	$60,162
Stamps.com, Inc.*	4,700	43,992
Ticketmaster Entertainment, Inc.*	4,900	25,774
		294,115
Internet Software & Services (1.1%)
AsiaInfo Holdings, Inc.*	7,500	125,625
Bankrate, Inc.*	1,700	42,500
comScore, Inc.*	100	1,276
DealerTrack Holdings, Inc.*	500	7,590
DivX, Inc.*	200	1,026
InfoSpace, Inc.*	9,200	60,996
Internet Brands, Inc. Class A*	100	613
j2 Global Communications, Inc.*	16,600	398,234
Liquidity Services, Inc.*	200	1,506
LoopNet, Inc.*	200	1,718
Perficient, Inc.*	4,000	27,880
SAVVIS, Inc.*	500	5,690
Switch & Data Facilities Co.*	100	1,157
The Knot, Inc.*	100	907
United Online, Inc.	10,300	54,590
Vignette Corp.*	200	1,652
Vocus, Inc.*	300	5,100
Websense, Inc.*	10,000	178,300
		916,360
IT Services (1.4%)
CACI International, Inc. Class A*	900	35,595
CIBER, Inc.*	7,900	25,517
CSG Systems International, Inc.*	15,900	230,550
CyberSource Corp.*	34,700	506,967
Gartner, Inc.*	10,500	141,855
Heartland Payment Systems, Inc.	3,000	24,120
Integral Systems, Inc.*	400	2,652
MAXIMUS, Inc.	2,100	84,693
NCI, Inc. Class A*	1,100	26,796
RightNow Technologies, Inc.*	200	1,510
Sapient Corp.*	500	2,565
StarTek, Inc.*	1,400	5,768
VeriFone Holdings, Inc.*	100	751
Wright Express Corp.*	1,800	41,184
		1,130,523
Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.	500	2,000
Brunswick Corp.	11,200	66,976
Callaway Golf Co.	200	1,510
Nautilus, Inc.*	2,400	2,400
Polaris Industries, Inc.	12,800	428,160

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Leisure Equipment & Products
Pool Corp.	100	$1,786
RC2 Corp.*	2,400	27,144
Sturm, Ruger & Co., Inc.*	4,800	59,088
		589,064
Life Sciences Tools & Services (0.4%)
Cambrex Corp.*	2,600	6,058
Dionex Corp.*	3,600	226,800
Enzo Biochem, Inc.*	4,300	17,630
eResearchTechnology, Inc.*	5,200	26,364
Kendle International, Inc.*	900	8,010
Nektar Therapeutics*	300	1,680
PARAXEL International Corp.*	3,500	34,685
		321,227
Machinery (4.8%)
Actuant Corp. Class A	100	1,226
American Railcar Industries, Inc.	100	912
Badger Meter, Inc.	200	7,792
Barnes Group, Inc.	800	11,328
Basin Water, Inc.*	2,200	660
CIRCOR International, Inc.	2,000	51,460
CLARCOR, Inc.	15,900	494,172
Columbus McKinnon Corp.*	100	1,296
Crane Co.	23,100	533,379
ESCO Technologies, Inc.*	100	4,158
Force Protection, Inc.*	500	3,810
Gardner Denver, Inc.*	22,328	594,371
Graham Corp.	17,037	212,963
John Bean Technologies Corp.	3,400	37,468
Kaydon Corp.	100	3,196
Lindsay Corp.	1,569	61,050
Lydall, Inc.*	2,100	9,009
Mueller Industries, Inc.	16,288	357,847
Oshkosh Corp.	32,600	312,960
RBC Bearings, Inc.*	300	5,550
Robbins & Myers, Inc.	21,057	399,030
Tennant Co.	5,400	80,298
The Gorman-Rupp Co.	8,900	189,570
The Toro Co.	100	3,038
Valmont Industries, Inc.	7,000	446,460
Wabash National Corp.	3,300	4,125
Watts Water Technologies, Inc. Class A	4,100	91,266
		3,918,394
Marine (0.6%)
Kirby Corp.*	15,700	484,502

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Media (0.2%)
4Kids Entertainment, Inc.*	1,300	$1,664
Harte-Hanks, Inc.	900	7,434
Live Nation, Inc.*	10,400	40,664
National CineMedia, Inc.	8,400	122,052
Outdoor Channel Holdings, Inc.*	100	748
R.H. Donnelley Corp.*	2,400	336
Radio One, Inc. Class D*	26,700	12,015
		184,913
Metals & Mining (1.6%)
A.M. Castle & Co.	2,000	19,380
Brush Engineered Materials, Inc.*	2,400	40,608
Century Aluminum Co.*	7,100	28,684
RTI International Metals, Inc.*	2,800	36,428
Worthington Industries, Inc.	77,000	1,147,300
		1,272,400
Multi-Utilities (0.1%)
Avista Corp.	100	1,505
CH Energy Group, Inc.	1,814	80,614
		82,119
Multiline Retail (0.4%)
Fred's, Inc. Class A	24,500	334,670
Tuesday Morning Corp.*	3,600	12,276
		346,946
Oil, Gas & Consumable Fuels (0.5%)
Atlas America, Inc.	100	1,556
Carrizo Oil & Gas, Inc.*	600	7,398
Delek US Holdings, Inc.	200	2,054
Encore Energy Partners LP	100	1,670
GMX Resources, Inc.*	100	1,094
Holly Corp.	100	2,096
Knightsbridge Tankers, Ltd.	9,900	130,977
Overseas Shipholding Group, Inc.	7,300	209,583
Penn Virginia Corp.	100	1,407
Permian Basin Royalty Trust	1,357	11,969
PetroQuest Energy, Inc.*	5,500	16,555
Rosetta Resources, Inc.*	200	1,410
Sabine Royalty Trust	100	3,706
Swift Energy Co.*	500	5,410
World Fuel Services Corp.	100	3,813
		400,698
Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	4,000	20,600
Deltic Timber Corp.	1,500	63,210
Schweitzer-Mauduit International, Inc.	1,920	44,102

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products
Wausau Paper Corp.	6,400	$55,872
		183,784
Personal Products (0.0%)
Elizabeth Arden, Inc.*	100	866
Mannatech, Inc.	1,921	8,395
		9,261
Pharmaceuticals (0.9%)
Cypress Bioscience, Inc.*	400	2,880
Medicis Pharmaceutical Corp. Class A	36,200	581,734
Noven Pharmaceuticals, Inc.*	5,781	59,660
Salix Pharmaceuticals, Ltd.*	2,400	26,400
The Medicines Co.*	100	998
ViroPharma, Inc.*	9,800	55,174
		726,846
Professional Services (0.5%)
CBIZ, Inc.*	600	4,716
CDI Corp.	1,500	17,925
Exponent, Inc.*	100	2,790
Heidrick & Struggles International, Inc.	900	15,210
ICF International, Inc.*	200	5,502
Kelly Services, Inc. Class A	1,200	13,632
Kforce, Inc.*	100	1,091
MPS Group, Inc.*	1,000	8,040
On Assignment, Inc.*	1,800	6,336
Spherion Corp.*	6,400	22,976
The Corporate Executive Board Co.	17,400	300,672
		398,890
Real Estate Investment Trusts (5.3%)
Acadia Realty Trust	4,712	68,324
BioMed Realty Trust, Inc.	10,800	123,228
Colonial Properties Trust	6,400	46,336
DiamondRock Hospitality Co.	12,400	80,476
EastGroup Properties, Inc.	11,800	396,598
Entertainment Properties Trust	16,600	383,626
Extra Space Storage, Inc.	11,200	79,632
Franklin Street Properties Corp.	30,800	411,180
Home Properties, Inc.	4,000	145,760
Inland Real Estate Corp.	40,100	352,078
Kilroy Realty Corp.	4,300	92,622
Kite Realty Group Trust	4,400	15,400
LaSalle Hotel Properties	6,200	74,152
Lexington Realty Trust	10,698	41,187
LTC Properties, Inc.	2,900	52,229
Medical Properties Trust, Inc.	9,900	52,866
Mid-America Apartment Communities, Inc.	3,400	125,766

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
National Retail Properties, Inc.	25,200	$447,048
Parkway Properties, Inc.	2,600	36,062
Pennsylvania Real Estate Investment Trust	4,800	37,200
Post Properties, Inc.	5,500	70,180
PS Business Parks, Inc.	8,300	363,125
Senior Housing Properties Trust	33,300	545,787
Sovran Self Storage, Inc.	2,800	63,112
Tanger Factory Outlet Centers, Inc.	3,900	129,948
Urstadt Biddle Properties, Class A	2,700	41,472
		4,275,394
Real Estate Management & Development (0.0%)
Consolidated-Tomoka Land Co.	200	6,958
Forest City Enterprises, Inc. Class A	200	1,686
Tejon Ranch Co.*	100	2,320
		10,964
Road & Rail (1.0%)
Heartland Express, Inc.	23,700	354,315
Knight Transportation, Inc.	24,157	427,096
Marten Transport Ltd.*	200	4,148
Old Dominion Freight Line, Inc.*	100	2,815
Saia, Inc.*	100	1,306
		789,680
Semiconductors & Semiconductor Equipment (3.8%)
Actel Corp.*	6,700	82,879
Advanced Energy Industries, Inc.*	9,000	75,870
Applied Micro Circuits Corp.*	300	1,635
Axcelis Technologies, Inc.*	32,000	15,040
Brooks Automation, Inc.*	7,800	48,516
Cohu, Inc.	6,400	62,464
Cymer, Inc.*	700	19,887
Cypress Semiconductor Corp.*	17,000	134,810
Diodes, Inc.*	600	8,928
DSP Group, Inc.*	3,100	19,499
Exar Corp.*	11,100	68,265
Fairchild Semiconductor International, Inc.*	24,300	149,688
FEI Co.*	800	13,744
Hittite Microwave Corp.*	2,500	92,900
Kopin Corp.*	8,400	23,100
Kulicke & Soffa Industries, Inc.*	7,800	31,200
Micrel, Inc.	5,500	41,250
Microsemi Corp.*	37,903	508,658
MKS Instruments, Inc.*	8,100	126,765
Monolithic Power Systems, Inc.*	600	11,100
OmniVision Technologies, Inc.*	600	5,706
Pericom Semiconductor Corp.*	4,700	41,877
Photronics, Inc.*	8,600	14,362

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Power Integrations, Inc.	800	$17,040
Rudolph Technologies, Inc.*	3,900	20,397
Semtech Corp.*	26,786	386,254
Skyworks Solutions, Inc.*	20,300	179,452
Standard Microsystems Corp.*	2,700	42,822
Supertex, Inc.*	1,619	41,641
TriQuint Semiconductor, Inc.*	17,200	65,876
Ultratech, Inc.*	11,300	152,776
Varian Semiconductor Equipment Associates, Inc.*	20,000	511,800
Veeco Instruments, Inc.*	4,600	33,304
Zoran Corp.*	500	4,470
		3,053,975
Software (3.3%)
ANSYS, Inc.*	2,916	80,540
Blackbaud, Inc.	5,300	80,666
Bottomline Technologies, Inc.*	100	785
Catapult Communications Corp.*	522	3,858
Commvault Systems, Inc.*	500	6,225
Concur Technologies, Inc.*	14,369	388,969
DemandTec, Inc.*	100	722
Ebix, Inc.*	1,100	30,580
Epicor Software Corp.*	7,300	40,296
Informatica Corp.*	100	1,590
JDA Software Group, Inc.*	3,232	45,604
Mentor Graphics Corp.*	200	1,344
MICROS Systems, Inc.*	23,400	490,932
MSC.Software Corp.*	100	614
Phoenix Technologies, Ltd.*	3,453	9,841
Progress Software Corp.*	16,400	347,516
Quality Systems, Inc.	7,947	426,118
Radiant Systems, Inc.*	3,100	22,847
Smith Micro Software, Inc.*	3,600	30,960
Sonic Solutions*	3,100	6,820
SPSS, Inc.*	5,400	166,860
SuccessFactors, Inc.*	100	871
Take-Two Interactive Software, Inc.	30,400	276,032
Taleo Corp. Class A*	500	6,005
TeleCommunication Systems, Inc. Class A*	1,924	18,874
The Ultimate Software Group, Inc.*	500	9,365
THQ, Inc.*	8,300	28,386
Tyler Technologies, Inc.*	2,400	39,600
VASCO Data Security International, Inc.*	100	692
Wind River Systems, Inc.*	11,500	84,295
		2,647,807
Specialty Retail (4.7%)
Aaron Rents, Inc.	6,600	221,496
America's Car-Mart, Inc.*	100	1,622

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Charlotte Russe Holding, Inc.*	2,600	$32,630
Christopher & Banks Corp.	4,400	24,464
Haverty Furniture Cos., Inc.	8,700	94,395
hhgregg, Inc.*	100	1,660
Hot Topic, Inc.*	67,952	831,732
Jo-Ann Stores, Inc.*	2,600	47,632
Jos. A. Bank Clothiers, Inc.*	2,277	92,082
MarineMax, Inc.*	1,400	6,370
Midas, Inc.*	3,300	33,000
Monro Muffler Brake, Inc.	3,900	97,383
OfficeMax, Inc.	9,200	68,540
RadioShack Corp.	40,900	575,872
Select Comfort Corp.*	14,100	14,241
Sonic Automotive, Inc. Class A	1,800	9,288
Stage Stores, Inc.	100	1,225
Stein Mart, Inc.*	3,000	13,110
Systemax, Inc.*	100	1,686
The Buckle, Inc.	10,750	401,728
The Cato Corp. Class A	3,700	71,114
The Children's Place Retail Stores, Inc.*	12,161	345,859
The Dress Barn, Inc.*	14,400	218,016
The Finish Line, Inc. Class A	7,329	62,297
The Gymboree Corp.*	100	3,440
The Men's Wearhouse, Inc.	2,969	55,342
The Pep Boys-Manny, Moe & Jack	5,300	39,220
Tractor Supply Co.*	10,687	431,541
Tween Brands, Inc.*	1,800	5,256
Zale Corp.*`	4,100	15,252
Zumiez, Inc.*	1,500	18,090
		3,835,583
Textiles, Apparel & Luxury Goods (4.2%)
Carter's, Inc.*	23,800	508,844
Crocs, Inc.*	9,900	22,275
Fossil, Inc.*	79,355	1,599,797
Iconix Brand Group, Inc.*	500	7,130
Jones Apparel Group, Inc.	100	924
K-Swiss, Inc. Class A	200	2,008
Liz Claiborne, Inc.	11,800	55,932
Maidenform Brands, Inc.*	2,294	29,248
Perry Ellis International, Inc.*	1,000	7,330
Quiksilver, Inc.*	38,600	63,690
The Warnaco Group, Inc.*	21,700	625,828
UniFirst Corp.	1,700	63,393
Volcom, Inc.*	600	8,094
Wolverine World Wide, Inc.	20,800	433,264
		3,427,757

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	100	$879
Anchor BanCorp Wisconsin, Inc.	1,500	2,445
Bank Mutual Corp.	5,400	55,458
Brookline Bancorp, Inc.	7,100	70,432
Corus Bankshares, Inc.*	7,400	1,554
Dime Community Bancshares	5,100	42,534
Downey Financial Corp.	5,400	149
Flagstar Bancorp, Inc.*	8,800	12,760
Flushing Financial Corp.	400	3,684
Guaranty Financial Group, Inc.*	11,000	6,490
IndyMac Bancorp, Inc.*	2,500	162
Ocwen Financial Corp.*	58,200	647,184
TrustCo Bank Corp. NY	26,300	157,800
United Financial Bancorp, Inc.	200	2,654
		1,004,185
Tobacco (0.1%)
Alliance One International, Inc.*	10,900	40,875
Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	100	2,250
Beacon Roofing Supply, Inc.*	13,500	214,650
Building Materials Holding Corp.*	9,400	2,350
H&E Equipment Services, Inc.*	200	1,506
Kaman Corp.	3,209	54,264
Lawson Products, Inc.	500	5,740
RSC Holdings, Inc.*	500	3,575
Rush Enterprises, Inc. Class A*	100	1,316
Watsco, Inc.	15,100	648,545
WESCO International, Inc.*	8,800	228,800
		1,162,996
Water Utilities (0.0%)
Consolidated Water Co., Ltd.	100	1,341
SJW Corp.	700	17,640
		18,981
Wireless Telecommunication Services (0.0%)
USA Mobility, Inc.	1,500	16,680
TOTAL COMMON STOCKS (Cost $81,425,212)		80,809,164
	Par (000)
SHORT-TERM INVESTMENT (0.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/01/09 (Cost $259,000)	$259	259,000
TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $81,684,212)		81,068,164
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(158,946)
NET ASSETS (100.0%)		$80,909,218

*  Non-income producing security.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
April 30, 2009 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
Assets
Investments at value, (Cost $134,525,055 and $81,684,212, respectively) (Note 2)	$134,125,827		$81,068,164
Cash	787		31
Receivable for investments sold	33,624,871		6,438,034
Dividend receivable	76,087		68,703
Receivable for fund shares sold	14,240		20,234
Prepaid expenses and other assets	25,435		23,288
Total Assets	167,867,247		87,618,454
Liabilities
Advisory fee payable (Note 3)	30,402		17,713
Administrative services fee payable (Note 3)	25,413		32,168
Shareholder servicing/Distribution fee payable (Note 3)	28,990		20,684
Payable for investments purchased	32,201,899		6,442,178
Payable for fund shares redeemed	69,156		20,268
Trustees' fee payable	5,677		5,677
Other accrued expenses payable	151,352		170,548
Total Liabilities	32,512,889		6,709,236
Net Assets
Capital stock, $.001 par value (Note 6)	14,712		10,055
Paid-in capital (Note 6)	207,727,846		137,348,193
Undistributed net investment income	258,267		2,902
Accumulated net realized loss on investments and foreign currency transactions	(72,247,241)		(55,835,884)
Net unrealized depreciation from investments and foreign currency translations	(399,226)		(616,048)
Net Assets	$135,354,358		$80,909,218
Common Shares
Net assets	$280,053		$13,802,871
Shares outstanding	30,616		1,687,117
Net asset value, offering price and redemption price per share	$9.15		$8.18
Advisor Shares
Net assets	$1,930,360	$	N	A
Shares outstanding	208,715		NA
Net asset value, offering price and redemption price per share	$9.25		NA
A Shares
Net assets	$130,179,675		$58,611,039
Shares outstanding	14,141,642		7,082,121
Net asset value and redemption price per share	$9.21		$8.28
Maximum offering price per share (net asset value/(1-5.75%))	$9.77		$8.79

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
April 30, 2009 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
B Shares
Net assets	$2,179,160	$3,054,081
Shares outstanding	242,542	459,291
Net asset value and offering price per share	$8.98	$6.65
C Shares
Net assets	$785,110	$5,441,227
Shares outstanding	88,155	826,173
Net asset value and offering price per share	$8.91	$6.59

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Six Months Ended April 30, 2009 (unaudited)

	Large Cap Value Fund	Small Cap Core Fund
Investment Income (Note 2)
Dividends	$1,932,300	$694,638
Interest	11	10
Securities lending	400	505
Foreign taxes withheld	(22,746)	(771)
Total investment income	1,909,965	694,382
Expenses
Investment advisory fees (Note 3)	323,867	279,198
Administrative services fees (Note 3)	111,838	83,679
Shareholder servicing/Distribution fees (Note 3)
Common Class	—	16,240
Advisor Class	4,450	—
Class A	155,622	73,441
Class B	11,069	15,090
Class C	3,982	25,040
Transfer agent fees	186,434	159,709
Custodian fees	86,534	72,379
Registration fees	32,504	27,645
Printing fees (Note 3)	30,474	23,456
Audit and tax fees	19,072	16,168
Legal fees	12,594	9,489
Trustees' fees	8,219	8,219
Insurance expense	3,870	2,774
Commitment fees (Note 4)	1,519	1,082
Interest expense (Note 4)	—	773
Miscellaneous expense	3,306	2,888
Total expenses	995,354	817,270
Less: fees waived (Note 3)	(140,110)	(168,949)
Net expenses	855,244	648,321
Net investment income	1,054,721	46,061
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(47,024,557)	(37,641,745)
Net realized gain from foreign currency transactions	93	—
Net change in unrealized appreciation (depreciation) from investments	34,727,733	24,509,505
Net change in unrealized appreciation (depreciation) from foreign currency translations	2	—
Net realized and unrealized loss from investments and foreign currency related items	(12,296,729)	(13,132,240)
Net decrease in net assets resulting from operations	$(11,242,008)	$(13,086,179)

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Value Fund		Small Cap Core Fund
	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$1,054,721	$3,676,133	$46,061	$47,202
Net realized loss from investments and foreign currency transactions	(47,024,464)	(24,676,544)	(37,641,745)	(16,280,781)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	34,727,735	(75,539,918)	24,509,505	(51,051,123)
Net decrease in net assets resulting from operations	(11,242,008)	(96,540,329)	(13,086,179)	(67,284,702)
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(2,638)	(8,192)	(9,406)	—
Advisor Class shares	(15,572)	(48,163)	—	—
Class A shares	(1,170,460)	(3,573,660)	(44,485)	—
Class B shares	(17,031)	(46,838)	(507)	—
Class C shares	(6,130)	(13,426)	(838)	—
Distributions from net realized gains
Common Class shares	—	(93,955)	—	(18,726,350)
Advisor Class shares	—	(809,768)	—	—
Class A shares	—	(45,714,836)	—	(55,796,349)
Class B shares	—	(1,401,314)	—	(3,314,155)
Class C shares	—	(349,709)	—	(5,876,025)
Net decrease in net assets resulting from dividends and distributions	(1,211,831)	(52,059,861)	(55,236)	(83,712,879)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,897,108	8,518,621	3,389,635	14,272,135
Reinvestment of dividends and distributions	1,093,183	47,881,522	51,416	78,197,395
Net asset value of shares redeemed	(12,718,791)	(48,760,638)	(15,667,029)[1]	(86,150,438)[2]
Net increase (decrease) in net assets from capital share transactions	(8,728,500)	7,639,505	(12,225,978)	6,319,092
Net decrease in net assets	(21,182,339)	(140,960,685)	(25,367,393)	(144,678,489)
Net Assets
Beginning of period	156,536,697	297,497,382	106,276,611	250,955,100
End of period	$135,354,358	$156,536,697	$80,909,218	$106,276,611
Undistributed net investment income	$258,267	$415,377	$2,902	$12,077

1  Net of $9 of redemption fees retained by the Fund.

2  Net of $9,830 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.88	$19.17	$21.93	$20.97	$19.98	$18.61
INVESTMENT OPERATIONS
Net investment income[1]	0.08	0.26	0.26	0.28	0.24	0.23
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.72)	(6.09)	1.68	3.42	2.32	1.87
Total from investment operations	(0.64)	(5.83)	1.94	3.70	2.56	2.10
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.26)	(0.25)	(0.26)	(0.25)	(0.23)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(0.09)	(3.46)	(4.70)	(2.74)	(1.57)	(0.73)
Net asset value, end of period	$9.15	$9.88	$19.17	$21.93	$20.97	$19.98
Total return[2]	(6.44)%	(36.29)%	10.59%	19.44%	13.34%	11.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$280	$300	$570	$600	$591	$664
Ratio of expenses to average net assets	1.05%[3]	0.90%	0.82%	0.89%	0.91%	0.95%
Ratio of net investment income to average net assets	1.88%[3]	1.89%	1.37%	1.37%	1.15%	1.16%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%[3]	—	—	—	—	—
Portfolio turnover rate	229%	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$10.01	$19.33	$22.08	$21.10	$20.09	$18.71
INVESTMENT OPERATIONS
Net investment income[1]	0.06	0.19	0.17	0.18	0.14	0.13
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.74)	(6.12)	1.69	3.44	2.34	1.88
Total from investment operations	(0.68)	(5.93)	1.86	3.62	2.48	2.01
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.19)	(0.16)	(0.16)	(0.15)	(0.13)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(0.08)	(3.39)	(4.61)	(2.64)	(1.47)	(0.63)
Net asset value, end of period	$9.25	$10.01	$19.33	$22.08	$21.10	$20.09
Total return[2]	(6.78)%	(36.45)%	10.01%	18.84%	12.81%	10.96%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,930	$2,097	$5,234	$5,806	$8,368	$12,228
Ratio of expenses to average net assets	1.55%[3]	1.41%	1.32%	1.39%	1.41%	1.45%
Ratio of net investment income to average net assets	1.38%[3]	1.38%	0.87%	0.87%	0.65%	0.66%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	—	—	—	—	—
Portfolio turnover rate	229%	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.95	$19.28	$22.03	$21.05	$20.05	$18.68
INVESTMENT OPERATIONS
Net investment income[1]	0.07	0.23	0.22	0.22	0.19	0.18
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.73)	(6.14)	1.69	3.45	2.33	1.87
Total from investment operations	(0.66)	(5.91)	1.91	3.67	2.52	2.05
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.22)	(0.21)	(0.21)	(0.20)	(0.18)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(0.08)	(3.42)	(4.66)	(2.69)	(1.52)	(0.68)
Net asset value, end of period	$9.21	$9.95	$19.28	$22.03	$21.05	$20.05
Total return[2]	(6.56)%	(36.46)%	10.32%	19.18%	13.06%	11.19%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$130,180	$150,304	$280,329	$305,866	$300,777	$302,823
Ratio of expenses to average net assets	1.30%[3]	1.16%	1.07%	1.14%	1.16%	1.20%
Ratio of net investment income to average net assets	1.65%[3]	1.63%	1.12%	1.12%	0.91%	0.91%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	—	—	—	—	—
Portfolio turnover rate	229%	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.73	$18.92	$21.70	$20.78	$19.81	$18.46
INVESTMENT OPERATIONS
Net investment income[1]	0.04	0.12	0.07	0.07	0.04	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.72)	(6.00)	1.66	3.39	2.30	1.85
Total from investment operations	(0.68)	(5.88)	1.73	3.46	2.34	1.88
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.11)	(0.06)	(0.06)	(0.05)	(0.03)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(0.07)	(3.31)	(4.51)	(2.54)	(1.37)	(0.53)
Net asset value, end of period	$8.98	$9.73	$18.92	$21.70	$20.78	$19.81
Total return[2]	(6.99)%	(36.93)%	9.49%	18.25%	12.23%	10.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,179	$2,864	$9,224	$14,994	$20,057	$25,118
Ratio of expenses to average net assets	2.05%[3]	1.91%	1.82%	1.89%	1.91%	1.95%
Ratio of net investment income to average net assets	0.94%[3]	0.89%	0.39%	0.37%	0.15%	0.16%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	—	—	—	—	—
Portfolio turnover rate	229%	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.65	$18.79	$21.58	$20.68	$19.72	$18.38
INVESTMENT OPERATIONS
Net investment income[1]	0.04	0.12	0.07	0.07	0.03	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.71)	(5.95)	1.65	3.37	2.30	1.84
Total from investment operations	(0.67)	(5.83)	1.72	3.44	2.33	1.87
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.11)	(0.06)	(0.06)	(0.05)	(0.03)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)	(0.50)
Total dividends and distributions	(0.07)	(3.31)	(4.51)	(2.54)	(1.37)	(0.53)
Net asset value, end of period	$8.91	$9.65	$18.79	$21.58	$20.68	$19.72
Total return[2]	(6.94)%	(36.91)%	9.50%	18.25%	12.23%	10.39%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$785	$972	$2,140	$2,618	$3,638	$3,736
Ratio of expenses to average net assets	2.05%[3]	1.91%	1.82%	1.89%	1.91%	1.95%
Ratio of net investment income to average net assets	0.91%[3]	0.89%	0.39%	0.37%	0.15%	0.16%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	—	—	—	—	—
Portfolio turnover rate	229%	179%	163%	78%	58%	48%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.21	$22.41	$24.33	$23.84	$22.66	$20.02
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	0.01	(0.08)	0.11	(0.03)	(0.05)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(1.03)	(5.55)	2.16	2.85	3.39	3.75
Total from investment operations	(1.02)	(5.54)	2.08	2.96	3.36	3.70
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.01)	—	(0.14)	—	—	—
Distributions from net realized gains	—	(7.66)	(3.86)	(2.47)	(2.18)	(1.06)
Total dividends and distributions	(0.01)	(7.66)	(4.00)	(2.47)	(2.18)	(1.06)
Net asset value, end of period	$8.18	$9.21	$22.41	$24.33	$23.84	$22.66
Total return[3]	(11.12)%	(34.47)%	9.58%	13.23%	15.56%	19.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$13,803	$16,565	$57,452	$70,525	$74,013	$50,068
Ratio of expenses to average net assets	1.55%[4]	1.47%	1.34%	1.37%	1.38%	1.42%
Ratio of net investment income (loss) to average net assets	0.19%[4]	0.09%	(0.39)%	0.47%	(0.16)%	(0.22)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.43%[4]	—	—	—	—	—
Portfolio turnover rate	196%	195%	262%	67%	43%	41%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.32	$22.57	$24.44	$23.94	$22.75	$20.10
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	0.01	(0.08)	0.12	(0.04)	(0.05)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(1.04)	(5.60)	2.18	2.85	3.42	3.76
Total from investment operations	(1.03)	(5.59)	2.10	2.97	3.38	3.71
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.01)	—	(0.11)	—	—	—
Distributions from net realized gains	—	(7.66)	(3.86)	(2.47)	(2.19)	(1.06)
Total dividends and distributions	(0.01)	(7.66)	(3.97)	(2.47)	(2.19)	(1.06)
Net asset value, end of period	$8.28	$9.32	$22.57	$24.44	$23.94	$22.75
Total return[3]	(11.10)%	(34.44)%	9.61%	13.22%	15.54%	19.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$58,611	$79,414	$169,076	$263,006	$227,166	$198,773
Ratio of expenses to average net assets	1.55%[4]	1.47%	1.35%	1.37%	1.38%	1.42%
Ratio of net investment income (loss) to average net assets	0.19%[4]	0.10%	(0.38)%	0.47%	(0.16)%	(0.22)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.42%[4]	—	—	—	—	—
Portfolio turnover rate	196%	195%	262%	67%	43%	41%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$7.51	$19.91	$22.07	$21.99	$21.20	$18.93
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.07)	(0.22)	(0.06)	(0.20)	(0.20)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.84)	(4.67)	1.93	2.61	3.17	3.53
Total from investment operations	(0.86)	(4.74)	1.71	2.55	2.97	3.33
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.00)[2]	—	(0.01)	—	—	—
Distributions from net realized gains	—	(7.66)	(3.86)	(2.47)	(2.18)	(1.06)
Total dividends and distributions	(0.00)[2]	(7.66)	(3.87)	(2.47)	(2.18)	(1.06)
Net asset value, end of period	$6.65	$7.51	$19.91	$22.07	$21.99	$21.20
Total return[3]	(11.44)%	(34.96)%	8.74%	12.41%	14.72%	18.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,054	$3,981	$9,122	$12,465	$18,133	$20,425
Ratio of expenses to average net assets	2.30%[4]	2.23%	2.10%	2.12%	2.13%	2.17%
Ratio of net investment loss to average net assets	(0.56)%[4]	(0.65)%	(1.13)%	(0.28)%	(0.91)%	(0.97)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.43%[4]	—	—	—	—	—
Portfolio turnover rate	196%	195%	262%	67%	43%	41%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$7.44	$19.80	$21.97	$21.91	$21.13	$18.87
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.07)	(0.22)	(0.06)	(0.20)	(0.19)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.83)	(4.63)	1.92	2.59	3.16	3.51
Total from investment operations	(0.85)	(4.70)	1.70	2.53	2.96	3.32
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.00)[3]	—	(0.01)	—	—	—
Distributions from net realized gains	—	(7.66)	(3.86)	(2.47)	(2.18)	(1.06)
Total dividends and distributions	(0.00)[3]	(7.66)	(3.87)	(2.47)	(2.18)	(1.06)
Net asset value, end of period	$6.59	$7.44	$19.80	$21.97	$21.91	$21.13
Total return[4]	(11.41)%	(34.95)%	8.74%	12.36%	14.72%	18.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,441	$6,318	$15,305	$16,028	$16,079	$11,613
Ratio of expenses to average net assets	2.30%[5]	2.23%	2.10%	2.12%	2.13%	2.17%
Ratio of net investment loss to average net assets	(0.55)%[5]	(0.66)%	(1.14)%	(0.28)%	(0.91)%	(0.97)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.43%[5]	—	—	—	—	—
Portfolio turnover rate	196%	195%	262%	67%	43%	41%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
April 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Capital Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and currently offers two managed investment funds, the Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Core Fund ("Small Cap Core"), (each a "Fund" and collectively, the "Funds") which are contained in this report. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified. Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income and Small Cap Core seeks a high level of growth of capital.

Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. The Small Cap Core's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of 5.75%. Class B shares of each Fund are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing each Fund's investments carried at value:

Large Cap Value
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$134,003,827	$—
Level 2 – Other Significant Observable Inputs	122,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$134,125,827	$—
Small Cap Core
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$80,809,164	$—
Level 2 – Other Significant Observable Inputs	259,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$81,068,164	$—

*Other financial instruments include futures, forwards and swap contracts.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Core. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Funds have reviewed their current tax positions and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2009, total earnings from the Funds' investment in cash collateral received in connection with Large Cap Value and Small Cap Core's securities lending arrangements were $527 and $644, respectively, of which $27 and $13, respectively, were rebated to borrowers (brokers). The Funds retained $400 and $505 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $100 and $126, respectively. The Funds may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Value at an annual rate of 0.50% and for Small Cap Core, the lower of 0.70% or the following tiered fee:

Fund	Annual Rate
Small Cap Core	0.875% of first $100 million of average daily net assets
0.75% of next $100 million of average daily net assets
0.625% of average daily net assets over $200 million

For the six months ended April 30, 2009, investment advisory fees earned and voluntarily waived were as follows:

Fund	Gross Advisory Fee	Waiver	Net Advisory Fee
Large Cap Value	$323,867	$(140,110)	$183,757
Small Cap Core	279,198	(168,949)	110,249

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the six months ended April 30, 2009, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Value	$58,296
Small Cap Core	35,897

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Administrative Services Fee
Large Cap Value	$53,542
Small Cap Core	47,782

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

of 0.25% of the average daily net assets of the Common Class of Small Cap Core and Class A shares of each Fund. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such class' average daily net assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of average daily net assets of such classes.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the six months ended April 30, 2009, Small Cap Core reimbursed Credit Suisse $12,665, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2009, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Value	$14,711
Small Cap Core	261

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2009, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Value	$15,532
Small Cap Core	15,199

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2009, the Funds had no loans outstanding under the Credit Facility.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 4. Line of Credit

During the six months ended April 30, 2009, Small Cap Core had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
3,630,800	0.767%	4,974,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Value	$321,015,698	$329,772,987
Small Cap Core	164,519,413	175,972,226

At April 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Large Cap Value	$134,525,055	$4,403,793	$(4,803,021)	$(399,228)
Small Cap Core	81,684,212	8,073,436	(8,689,484)	(616,048)

Note 6. Capital Share Transactions

Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

	Large Cap Value
	Common Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	309	$2,638	6,448	$96,151
Shares redeemed	(1)	(13)	(5,892)	(82,348)
Net increase	308	$2,625	556	$13,803

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

	Advisor Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	23,578	$204,478	26,713	$362,974
Shares issued in reinvestment of dividends and distributions	1,789	15,571	56,720	857,931
Shares redeemed	(26,249)	(216,187)	(144,547)	(2,051,759)
Net increase (decrease)	(882)	$3,862	(61,114)	$(830,854)
	Class A
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	302,876	$2,619,997	553,808	$7,721,476
Shares issued in reinvestment of dividends and distributions	122,562	1,056,859	3,026,522	45,501,396
Shares redeemed	(1,385,697)	(11,883,864)	(3,019,504)	(42,030,850)
Net increase (decrease)	(960,259)	$(8,207,008)	560,826	$11,192,022
	Class B
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	8,201	$68,968	25,130	$363,183
Shares issued in reinvestment of dividends and distributions	1,577	13,446	77,347	1,142,704
Shares redeemed	(61,467)	(522,685)	(295,714)	(4,099,155)
Net decrease	(51,689)	$(440,271)	(193,237)	$(2,593,268)
	Class C
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	446	$3,665	5,010	$70,988
Shares issued in reinvestment of dividends and distributions	552	4,669	19,369	283,340
Shares redeemed	(13,549)	(96,042)	(37,555)	(496,526)
Net decrease	(12,551)	$(87,708)	(13,176)	$(142,198)

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

	Small Cap Core
	Common Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	72,005	$557,710	186,693	$2,333,411
Shares issued in reinvestment of dividends and distributions	1,193	9,282	1,445,424	18,631,515
Shares redeemed	(184,352)	(1,369,514)	(2,397,574)	(30,848,910)
Net decrease	(111,154)	$(802,522)	(765,457)	$(9,883,984)
	Class A
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	311,641	$2,394,709	790,044	$9,992,664
Shares issued in reinvestment of dividends and distributions	5,208	40,982	3,984,893	51,963,012
Shares redeemed	(1,757,135)	(13,320,993)	(3,742,270)	(47,602,280)
Net increase (decrease)	(1,440,286)	$(10,885,302)	1,032,667	$14,353,396
	Class B
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	17,096	$109,904	31,010	$326,117
Shares issued in reinvestment of dividends and distributions	71	453	273,541	2,894,059
Shares redeemed	(87,859)	(527,538)	(232,783)	(2,491,904)
Net increase (decrease)	(70,692)	$(417,181)	71,768	$728,272
	Class C
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	53,122	$327,312	156,343	$1,619,943
Shares issued in reinvestment of dividends and distributions	111	699	449,314	4,708,809
Shares redeemed	(76,312)	(448,984)	(529,498)	(5,207,344)
Net increase (decrease)	(23,079)	$(120,973)	76,159	$1,121,408

Small Cap Core imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Value
Common Class	4	76%
Advisor Class	2	97%
Class A	2	19%
Class B	2	14%
Class C	3	45%
Small Cap Core
Common Class	4	58%
Class A	1	6%
Class B	1	5%
Class C	1	7%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 8. Recent Accounting Pronouncements

activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Large Cap Value Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Credit Suisse Large Cap Value Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used

Credit Suisse Large Cap Value Fund
Board Approval of Advisory Agreement (unaudited) (continued)

to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Large Cap Value Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was below the median of the Fund's Expense Group and was considered reasonable.

•  The Fund's performance was below its peers in the Performance Group for all time periods except the ten year. The Fund's performance was above the median of its Performance Universe for the four, five and ten year periods, but was below the median of its Performance Universe for the one, two and three year periods. The Board noted that changes in the investment strategies and portfolio management had gone into effect on December 1, 2006 and that the Board would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Contractual Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Small Cap Core Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Credit Suisse Small Cap Core Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee that is assessed at the lower of (a) 0.70% of the Fund's average daily net assets or (b) 0.875% of its average daily net assets up to $100 million, 0.75% of its average daily net assets in excess of $100 million but less than $200 million and 0.625% of its average daily net assets over $200 million ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Small Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Small Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the combined Contractual Advisory Fee and co-administration fees were slightly above the median fee of the Fund's Expense Group, the net advisory fee was slightly below the median and the Board considered the fee to be reasonable.

•  The Fund's performance was at or above the median for all periods in the Performance Group except the two year period. The Fund was also above the median for the one and ten year periods in the Performance Universe but was below the median for the remaining periods reviewed. The Board noted the recent improvement in performance and the changes in the Fund's investment strategies and portfolio management that had gone into effect on December 1, 2006.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  The Fund's current fee structure was considered reasonable as the existence of breakpoints serves to enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Funds
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Funds
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQVAL-SAR-0409

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 6, 2009

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 6, 2009